Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt

Note 12: Debt

Long-Term Debt

Long-term debt consists of the following:

	December 31,
	2022	2021
Repurchase Promissory Note	$15,000	$15,000
Term Loan Facility	65,000	65,000
Unsecured Promissory Note	15,000	—
Other	—	46
Long-term debt, gross	95,000	80,046
Less: unamortized debt issuance costs and original issue discount	(579)	—
	94,421	80,046
Less: current portion of long-term debt	—	(46)
Long-term debt, net	$94,421	$80,000

Repurchase Promissory Note

In June 2019, the Company issued a share repurchase promissory note (the “Repurchase Promissory Note”) to a former equity investor for $15.0 million, which was subsequently amended in November 2020. The amended agreement stipulated that the Repurchase Promissory Note would automatically mature and be due and payable on the earlier of June 30, 2026, a change in control transaction, or an underwritten primary public offering, each as defined in the agreement. The note accrues paid in-kind (“PIK”) interest of 11.0% per year. The principal balance, accrued interest, and an exit fee of $0.6 million are due at maturity. Accrued interest was $9.0 million and $6.5 million at December 31, 2022 and 2021, respectively.

Term Loan Facility

In November 2020, the Company entered into a Term Loan Agreement and Security Agreement with a commercial lender (as amended, the “Term Loan Agreement”), which provided funding up to $100.0 million (the “Term Loan Facility”), of which $65.0 million was drawn as of December 31, 2022 and 2021. The Company’s access to additional borrowings under the Term Loan Facility ended upon termination of the commitment period on February 28, 2022. The Term Loan Agreement was amended on November 16, 2021 to provide for certain modifications and to obtain consent from the lenders to consummate the Business Combinations. At Closing, the balance of unamortized debt issuance costs and original issue discount related to the Term Loan Facility was written off and the debt was recorded at face value, which approximated fair value. The Term Loan Agreement was amended on December 21, 2021 to provide for certain modifications and to permit the consummation of the Medcore Acquisition and related transactions. The Term Loan Agreement was amended on December 13, 2022 to provide for certain modifications and to permit the issuance of the Unsecured Promissory Note (as defined below) and related transactions. The Security Agreement provides the lenders collateral in 100% of the Company’s pledged stock, its subsidiaries (including tangible and intangible personal property), and bank accounts.

The principal balance is due in full on the maturity date, which is December 31, 2025. This maturity date may be accelerated as a remedy under certain default provisions in the agreement or in the event a mandatory prepayment trigger occurs. Interest is payable at 12.0% per annum on a quarterly cycle (in arrears) beginning March 31, 2021. The Company has elected to pay interest of 8.0% per annum in cash with the remaining 4.0% per annum being added to principal as PIK interest for a period of three years (or 12 payments). The PIK is subject to acceleration in the event certain occurrences in the Term Loan Facility’s agreement are triggered. Accrued interest was $5.0 million and $2.3 million at December 31, 2022 and 2021, respectively.

The Term Loan Facility includes certain restrictive covenants, including restrictions on the payment of cash dividends. The Company must remain in compliance with financial covenants such as minimum liquidity of $5.0 million and annual minimum revenue levels. On an annual basis, the Company must post a minimum amount of annual revenue equal to or greater than $460.0 million in 2022, $525.0 million in 2023, $585.0 million in 2024, and $650.0 million in 2025. The Company is also subject to certain restrictions that include indebtedness and liens.

As of December 31, 2022, the Company was not in compliance with its Term Loan Facility covenants related to issuance of the 2022 financial statements with an audit opinion free of a “going concern” qualification. The Term Loan Facility lenders granted a waiver of the covenant under the Term Loan Facility related to the existence of a “going concern” qualification in the audit opinion for our audited financial statements for the fiscal year ended December 31, 2022. The Company was in compliance with all other covenants under the Term Loan Facility as of December 31, 2022; however, there can be no assurance that the Company will be able to maintain compliance with these covenants in the future or that the lenders under the Term Loan Facility or the lenders of any future indebtedness the Company may incur will grant any such waiver or forbearance in the future.

Unsecured Promissory Note

In December 2022, the Company entered into a related party financing transaction (see Note 22 “Related Parties”) with VBC Growth SPV LLC (“VGS”) which included an unsecured promissory note (the “Unsecured Promissory Note”); warrant agreement, pursuant to which the Company issued warrants to purchase 429,180 shares of Class A common stock at an exercise price of $4.26 per share to VGS (see Note 24 “Warrants”); and a subordination agreement (the “Subordination Agreement”), pursuant to which VGS agreed to subordinate its right of payment under the Unsecured Promissory Note to the right of payment and security interests of the lenders under the Term Loan Facility. The Unsecured Promissory Note provides for funding of up to $40.0 million, available for draw by the Company in three tranches as follows: (i) a first tranche of $15.0 million available on December 13, 2022, (ii) a second tranche of up to $15.0 million in a single draw at the Company’s option after January 5, 2023, and (iii) a third tranche of up to $10.0 million available at the Company’s option in a single draw after January 5, 2023 and on or prior to February 3, 2023. The Company will pay VGS an up-front fee of 1.5% at the time of each draw. As of December 31, 2022, $15.0 million had been drawn on the Unsecured Promissory Note and the Company had recorded original issue discount of $0.2 million and debt issuance costs comprising the fair value of the warrants issued to VGS and other costs incurred related to this financing totaling $0.9 million, of which $0.6 million is deferred as other long-term assets until the subsequent tranches are drawn.

The Unsecured Promissory Note matures on May 19, 2026. Interest is payable at 14.0% per annum on a quarterly cycle (in arrears) beginning March 31, 2023. The Company may elect to pay interest 6.0% in kind and 8.0% in cash, but if the terms of the Subordination Agreement do not permit the Company to pay interest in cash, interest will be paid entirely in-kind. Accrued interest was $0.1 million at December 31, 2022.

The Company will pay VGS a back-end fee at the time the Unsecured Promissory Note is paid as follows: (i) if paid from March 1, 2023 through June 30, 2023, 4.5%; (ii) if paid from July 1, 2023 through December 31, 2023, 6.75%; and (iii) if paid on January 1, 2024 or later, 9.0%. The Unsecured Promissory Note may be prepaid, at the Company’s option, either in whole or in part, without penalty or premium, at any time and from time to time, subject to the payment of the back-end fee; provided that prepayments must be in increments of at least $2.0 million.

The Unsecured Promissory Note restricts the Company’s ability and the ability of its subsidiaries to, among other things, incur indebtedness and liens, and make investments and restricted payments. The maturity date may be accelerated as a remedy under the certain default provisions in the agreement, or in the event a mandatory prepayment event occurs.

As of December 31, 2022, long-term debt maturities are as follows:

2023	$—
2024	—
2025	65,000
2026	30,000
95,000
Less: unamortized debt issuance costs and original issue discount	(579)
$94,421

Short-Term Debt

In 2021, the Company entered into short term financing agreements totaling $3.7 million for the funding of certain insurance policies. The terms of the agreements ranged from nine to 10 months and the weighted average annual interest rate was 2.6%. The debt was repaid during the third quarter of 2022.